Related Party Transactions - Founder Shares & Private Placement Shares (Details)			1 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	May 27, 2021 shares	Feb. 24, 2021 USD ($) d $ / shares shares	Apr. 30, 2021 shares	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Aug. 25, 2021 $ / shares	Aug. 09, 2021 shares
Related Party Transaction [Line Items]
Aggregate purchase price | $							$ 407,000
Common shares, par value, (per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Gross proceeds from private placement | $						$ 0	$ 51,335,000
Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Aggregate purchase price | $					$ 25,000
Number of shares issued | shares				907,000		907,000
Common shares, par value, (per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Over-allotment option [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares	2,500,000
Class A ordinary shares [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)						0.0001
Class A ordinary shares [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)				$ 0.0001	0.0001	$ 0.0001	0.0001
Class A ordinary shares [Member] | Over-allotment option [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture | shares	2,500,000
Class A ordinary shares [Member] | Private Placement [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Number of shares issued | shares	907,000			907,000		907,000
Restrictions on transfer period of time after business combination completion				30 days		30 days
Share price per share				$ 10		$ 10
Gross proceeds from private placement | $				$ 9,100,000		$ 9,100,000
Class B ordinary shares [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)						$ 0.0001
Class B ordinary shares [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Common shares, par value, (per share)				$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Class B ordinary shares [Member] | Over-allotment option [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture | shares									312,500
Founder Shares [Member] | Sponsor [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Restrictions on transfer period of time after business combination completion		1 year
Founder Shares [Member] | Sponsor [Member] | Over-allotment option [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders			20.00%
Founder Shares [Member] | Sponsor [Member] | Maximum [Member] | Over-allotment option [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture | shares			937,500
Founder Shares [Member] | Sponsor [Member] | Class A ordinary shares [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Stock price trigger to transfer, assign or sell any shares subsequent to initial business combination (in dollars per share)		$ 12
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | d		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | d		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		150 days
Founder Shares [Member] | Sponsor [Member] | Class B ordinary shares [Member] | Fifth Wall Acquisition Corp. III [Member]
Related Party Transaction [Line Items]
Aggregate purchase price | $		$ 25,000
Number of shares issued | shares		4,312,500
Common shares, par value, (per share)		$ 0.0001
Aggregate number of shares owned | shares			7,187,500